June 4, 2007

For Internal Use Only
Sec File No. 91-61696

07071172

CIK 1354457

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   **The NASDAQ Stock Market LLC (traded pursuant to unlisted trading privileges)**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   **Corporation**
3. Class of New Derivative Securities Product:
   **Index Linked Note**
4. Name of Underlying Instrument:
   **Dow Jones EURO STOXX 50 Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
6. Ticker Symbol(s) of New Derivative Securities Product:
   **ETX**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   **Listed on: Euronext Amsterdam, Euronext Brussels, Euronext Paris, Frankfurt, Helsinki, London, Mercado Continuo Espanol, Milan, NYSE, Stockholm, and Swiss Virt-x**
8. Settlement Methodology of New Derivative Securities Product:
   **Regular way trades settle on T + 3 (cash settled)**
9. Position Limits of New Derivative Securities Product (if applicable):
   **N/A**

PROCESSED
JUL 23 2007
THOMSON FINANCIAL

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Gary N. Sundick**

Title:
**Vice President, Listing Qualifications**

Telephone Number:
**301 978-5214**

Manual Signature of Official Responsible for Form:
Gary N. Sundick

Date: **June 4, 2007**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUN - 5 2007 |

SEC 2449 (6-01)

END